united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant's telephone number, including area code:	631-470-2600

Date of fiscal year end:	11/30

Date of reporting period:	5/31/24

Item 1. Reports to Stockholders.

(a)

National Security Emerging Markets Index ETF

(NSI) NASDAQ

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about National Security Emerging Markets Index ETF for the period of December 6, 2023 to May 31, 2024. You can find additional information about the Fund at www.nationalsecurityindex.com. You can also request this information by contacting us at 833-906-5569.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
National Security Emerging Markets Index ETF	$33	0.75%

How did the Fund perform during the reporting period?

Over the reporting period, the Fund generated positive returns in line with globally diversified emerging markets equities. The largest contributors to performance came from the information technology sector, with semiconductor manufacturers surging alongside higher demand for artificial intelligence-related companies. Energy, financial and industrial sector equities also contributed to performance, rallying on positive global economic data, while rate-sensitive real estate and utility stocks benefited from better-than-expected inflation reports. Defensive sectors, including health care, consumer staples and communications, detracted from performance in this risk-on environment. The materials sector was the largest detractor amid lower inflation expectations. Asia Pacific countries contributed the most to performance, with tech-heavy Taiwan and South Korea leading the region. India and China-based equities also contributed to performance, but Indonesia was a net detractor. In the Americas, Mexico, Colombia and Peru contributed to performance, while Brazil and Chile lagged the index.

Contributors

• Exposure to information technology sector

• Exposure to semiconductor industry

• Exposure to Taiwan and South Korea

Detractors

• Exposure to defensive sectors

• Exposure to Brazil and Indonesia

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

National Security Emerging Markets Index ETF - NAV
MSCI Emerging Markets Index
Alerian National Security Emerging Markets Net Total Return Inde
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$10,877
$10,781
$10,688
12/06/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24

	National Security Emerging Markets Index ETF - NAV	MSCI Emerging Markets Index	Alerian National Security Emerging Markets Net Total Return Inde
12/06/23	$10,000	$10,000	$10,000
12/31/23	$10,504	$10,519	$10,538
01/31/24	$10,006	$10,031	$9,938
02/29/24	$10,524	$10,508	$10,382
03/31/24	$10,640	$10,768	$10,640
04/30/24	$10,528	$10,816	$10,522
05/31/24	$10,781	$10,877	$10,688

Average Annual Total Returns

Name	Since Inception (December 6, 2023)
National Security Emerging Markets Index ETF - NAV	7.81%
National Security emerging Markets Index ETF - Market Price	7.97%
Alerian National Security Emerging Markets Net Total Return Inde	6.88%
MSCI Emerging Markets Index	8.77%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
21.0%
Financials
19.2%
Consumer Discretionary
15.5%
Communications
13.2%
Materials
6.6%
Energy
5.8%
Consumer Staples
4.2%
Industrials
3.9%
Health Care
2.8%
Utilities
2.2%
Real Estate
0.6%
Other Assets in Excess of Liabilities
5.0%

Value	Value
Other Assets in Excess of Liabilities	5.0%
Real Estate	0.6%
Utilities	2.2%
Health Care	2.8%
Industrials	3.9%
Consumer Staples	4.2%
Energy	5.8%
Materials	6.6%
Communications	13.2%
Consumer Discretionary	15.5%
Financials	19.2%
Technology	21.0%

Fund Statistics

  Net Assets$7,746,479
  Number of Portfolio Holdings121
  Advisory Fee $16,878
  Portfolio Turnover9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Reit	0.3%

Country Weighting (% of net assets)

Cayman Islands 17.0%
Taiwan Province Of China 13.6%
Korea (Republic Of) 12.0%
India 11.2%
Brazil 11.2%
China 7.3%
Mexico 6.5%
United States 4.8%
South Africa 3.7%
Indonesia 2.0%
Other Countries 5.7%
Other Assets in Excess of Liabilities 5.0%

Value	Value
Other Assets in Excess of Liabilities	5.0%
Other Countries	5.7%
Indonesia	2.0%
South Africa	3.7%
United States	4.8%
Mexico	6.5%
China	7.3%
Brazil	11.2%
India	11.2%
Korea (Republic Of)	12.0%
Taiwan Province Of China	13.6%
Cayman Islands	17.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	9.0%
PDD Holdings, Inc.	6.2%
Samsung Electronics Company Ltd.	4.6%
HDFC Bank Ltd.	3.7%
Reliance Industries Ltd.	2.4%
ICICI Bank Ltd.	2.2%
Chunghwa Telecom Company Ltd.	2.0%
MercadoLibre, Inc.	1.9%
KB Financial Group, Inc.	1.7%
Infosys Ltd.	1.7%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.nationalsecurityindex.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

National Security Emerging Markets Index ETF

Semi-Annual Shareholder Report - May 31, 2024

TSR-SAR 053124-NSI

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

NATIONAL SECURITY EMERGING MARKETS INDEX ETF NSI

Semi-Annual Report May 31, 2024

Listed and traded on:
the NASDAQ, Inc.

833-906-5569
www.nationalsecurityindex.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors LLC Member FINRA

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.0%
	AEROSPACE & DEFENSE - 0.3%
783	Embraer S.A. - ADR	$21,760

	APPAREL & TEXTILE PRODUCTS - 0.3%
2,146	Shenzhou International Group Holdings Ltd. - ADR	21,267

	ASSET MANAGEMENT - 0.5%
2,030	XP, Inc., Class A	38,550

	AUTOMOTIVE - 2.8%
638	Geely Automobile Holdings Ltd. - ADR	15,516
4,205	Li Auto, Inc., Class A - ADR	85,152
12,934	NIO, Inc. - ADR	69,714
5,916	XPeng, Inc. - ADR	49,162
		219,544

	BANKING - 17.3%
27,405	Banco Bradesco S.A. - ADR	67,416
1,566	Banco de Chile - ADR	37,083
9,340	Banco do Brasil S.A. - ADR	48,755
2,262	Banco Santander Brasil S.A. - ADR	12,011
1,102	Banco Santander Chile - ADR	20,806
1,537	Bancolombia S.A. - ADR	54,502
3,306	Bank Central Asia Tbk P.T. - ADR	46,615
1,537	Bank Mandiri Persero Tbk P.T. - ADR	22,133
2,001	Bank Rakyat Indonesia Persero Tbk P.T. - ADR	26,773
377	Credicorp Ltd.	62,326
3,480	Grupo Aval Acciones y Valores S.A. - ADR	8,248
957	Grupo Financiero Banorte S.A.B. de C.V. - ADR	45,448
4,988	HDFC Bank Ltd. - ADR	288,755
6,380	ICICI Bank Ltd. - ADR	170,601
17,081	Itau Unibanco Holding S.A. - ADR	102,315
2,349	KB Financial Group, Inc. - ADR	135,161
5,394	NU Holdings Ltd./Cayman Islands	64,080
2,610	Shinhan Financial Group Company Ltd. - ADR	89,784

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	BANKING - 17.3% (Continued)
1,392	Woori Financial Group, Inc. - ADR	$43,305
		1,346,117
	BEVERAGES - 2.4%
41,354	Ambev S.A. - ADR	91,806
696	Coca-Cola Femsa S.A.B. de C.V. - ADR	65,187
319	Fomento Economico Mexicano S.A.B. de C.V. - ADR	36,564
		193,557
	BIOTECH & PHARMA - 2.8%
609	BeiGene Ltd. - ADR	90,650
5,771	CSPC Pharmaceutical Group Ltd. - ADR	19,795
754	Dr Reddy’s Laboratories Ltd. - ADR	51,785
870	Hutchison China MediTech Ltd. - ADR	16,121
377	Structure Therapeutics, Inc. - ADR	12,893
1,566	Zai Lab Ltd. - ADR	27,843
		219,087
	CHEMICALS - 1.4%
667	Braskem S.A. - ADR	4,796
4,060	Sasol Ltd. - ADR	27,689
1,682	Sociedad Quimica y Minera de Chile S.A. - ADR	78,549
		111,034
	CONSTRUCTION MATERIALS - 0.3%
2,059	Cemex S.A.B. de C.V. - ADR	15,505
319	Xinyi Glass Holdings Ltd. - ADR	7,646
		23,151
	CONSUMER SERVICES - 0.5%
232	New Oriental Education & Technology Group, Inc. - ADR	18,544
1,479	TAL Education Group - ADR	16,801
		35,345
	E-COMMERCE DISCRETIONARY - 9.9%
4,843	Coupang, Inc.	110,130
87	MercadoLibre, Inc.	150,126
3,190	PDD Holdings, Inc. - ADR	477,797
1,479	Vipshop Holdings Ltd. - ADR	23,768
		761,821

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	ELECTRIC UTILITIES - 1.3%
3,915	Centrais Eletricas Brasileiras S.A. - ADR	$26,152
6,483	Cia Energetica de Minas Gerais - ADR	12,058
1,392	Cia Paranaense de Energia - ADR	9,660
66	Companhia Paranaense de Energia - ADR	398
2,639	Enel Chile S.A. - ADR	7,759
6,873	Korea Electric Power Corporation - ADR	49,623
		105,650
	ENTERTAINMENT CONTENT - 1.5%
725	Bilibili, Inc. - ADR	10,527
1,160	NetEase, Inc. - ADR	103,275
		113,802
	FOOD - 0.6%
4,379	BRF S.A. - ADR	15,896
551	China Mengniu Dairy Company Ltd. - ADR	10,160
1,711	JBS S/A - ADR	18,924
		44,980
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
928	Suzano S.A. - ADR	8,677

	GAS & WATER UTILITIES - 0.8%
870	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	12,311
1,305	ENN Energy Holdings Ltd. - ADR	48,037
		60,348
	HOME & OFFICE PRODUCTS - 0.1%
638	Haier Smart Home Company Ltd. - ADR	9,264

	HOUSEHOLD PRODUCTS - 0.2%
725	Kimberly-Clark de Mexico S.A.B. de C.V. - ADR	7,533
1,044	Natura & Company Holding S.A. - ADR	5,773
		13,306
	INSURANCE - 1.2%
2,436	BB Seguridade Participacoes S.A. - ADR	14,689
7,714	Ping An Insurance Group Company of China Ltd. - ADR	78,297
		92,986

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	INTERNET MEDIA & SERVICES - 5.1%
290	Autohome, Inc. - ADR	$8,236
4,785	KE Holdings, Inc., Institutional Class - ADR	81,201
4,930	Meituan - ADR	134,244
2,030	Naspers Ltd., Class N - ADR	80,956
1,711	Trip.com Group Ltd. - ADR	88,134
		392,771
	LEISURE FACILITIES & SERVICES - 1.4%
377	Huazhu Group Ltd. - ADR	14,036
2,494	Yum China Holdings, Inc.	89,185
		103,221
	MACHINERY - 0.2%
2,088	WEG S.A. - ADR	14,992

	METALS & MINING - 3.5%
5,307	Gold Fields Ltd. - ADR	83,585
2,929	Harmony Gold Mining Company Ltd. - ADR	26,654
5,423	Sibanye Stillwater Ltd. - ADR	27,495
10,585	Vale S.A. - ADR	127,548
		265,282
	OFFICE REIT - 0.3%
580	Vesta Real Estate Corporation - ADR	20,207

	OIL & GAS PRODUCERS - 5.6%
1,682	Cosan S.A. - ADR	17,627
5,539	Ecopetrol S.A. - ADR	68,130
8,352	Petroleo Brasileiro S.A. - ADR	129,874
2,680	Reliance Industries Ltd. (a)	186,260
1,798	Ultrapar Participacoes S.A. - ADR	7,965
522	Vista Oil & Gas S.A.B. de C.V. - ADR	25,291
		435,147
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
319	Seadrill Ltd.	16,547

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	REAL ESTATE OWNERS & DEVELOPERS - 0.3%
1,508	Longfor Group Holdings Ltd. - ADR	$23,887

	RETAIL - CONSUMER STAPLES - 1.0%
1,972	Wal-Mart de Mexico S.A.B. de C.V. - ADR	73,851

	RETAIL - DISCRETIONARY - 0.4%
1,653	Astra International Tbk P.T. - ADR	8,645
2,204	Localiza Rent a Car S.A. - ADR	17,500
319	MINISO Group Holding Ltd. - ADR	7,174
		33,319
	SEMICONDUCTORS - 11.7%
8,787	ASE Technology Holding Company Ltd. - ADR	94,724
4,611	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	696,446
13,862	United Microelectronics Corporation - ADR	117,827
		908,997
	SPECIALTY FINANCE - 0.2%
783	360 DigiTech, Inc. - ADR	15,128

	STEEL - 1.3%
2,191	Gerdau S.A. - ADR	7,581
1,392	POSCO - ADR	93,835
		101,416
	TECHNOLOGY HARDWARE - 6.5%
667	Credo Technology Group Holding Ltd.	17,389
437	Fabrinet	104,674
9,251	LG Display Company Ltd. - ADR	32,471
263	Samsung Electronics Company Ltd.	352,158
		506,692
	TECHNOLOGY SERVICES - 2.8%
957	Dlocal Ltd./Uruguay	8,757
8,033	Infosys Ltd. - ADR	134,552
2,465	StoneCompany Ltd.	34,115
7,511	Wipro Ltd. - ADR	38,682
		216,106

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	TELECOMMUNICATIONS - 6.6%
4,263	America Movil S.A.B. de C.V. - ADR	$79,036
3,799	Chunghwa Telecom Company Ltd. - ADR	150,478
4,321	KT Corporation - ADR	58,420
3,509	MTN Group Ltd. - ADR	15,405
1,131	PLDT, Inc. - ADR	28,558
2,929	SK Telecom Company Ltd. - ADR	60,572
1,276	Telefonica Brasil S.A. - ADR	10,680
2,958	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	53,155
348	TIM SA Brazil - ADR	5,300
4,872	Turkcell Iletisim Hizmetleri A/S - ADR	37,368
3,103	Vodacom Group Ltd. - ADR	15,282
		514,254
	TRANSPORTATION & LOGISTICS - 3.4%
7,772	Full Truck Alliance Company Ltd. - ADR	68,704
319	Grupo Aeroportuario del Centro Norte S.A.B. de - ADR	26,097
435	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	82,067
174	Grupo Aeroportuario del Sureste S.A.B. de CV - ADR	58,393
1,334	ZTO Express Cayman, Inc. - ADR	30,402
		265,663
	WHOLESALE - DISCRETIONARY - 0.2%
1,276	Sendas Distribuidora S.A. - ADR	14,878

	TOTAL COMMON STOCKS (Cost $7,147,183)	7,362,604

	TOTAL INVESTMENTS - 95.0% (Cost $7,147,183)	$7,362,604
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.0%	383,875
	NET ASSETS - 100.0%	$7,746,479

(a)	Security exempt from registration under Rule 144A or Sections 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2024 the total market value of 144A securities is $186,260 or 2.4% of net assets.

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

PT	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2024

ASSETS
Investment securities:
Securities at Cost	$7,147,183
Securities at Value	$7,362,604
Cash	430,469
Dividends receivable	19,872
TOTAL ASSETS	7,812,945

LIABILITIES
Payable for securities purchased	17,927
Investment advisory fees payable	5,783
Distributions payable	42,756
TOTAL LIABILITIES	66,466
NET ASSETS	$7,746,479

Net Assets Consist of:
Paid in capital	$7,528,514
Accumulated earnings	217,965
NET ASSETS	$7,746,479

Net Asset Value Per Share:
Net Assets	$7,746,479
Shares of beneficial interest outstanding (a)	290,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$26.71

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended May 31, 2024*

INVESTMENT INCOME
Dividends (net of $14,398 foreign withholding taxes)	$65,583
Interest	6,232
TOTAL INVESTMENT INCOME	71,815

EXPENSES
Investment advisory fees	16,878

NET INVESTMENT INCOME	54,937

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Investments	(3,341)
Foreign currency transactions	(17)
(3,358)

Net change in unrealized appreciation (depreciation) on Investments	215,421

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	212,063

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$267,000

*	The National Security Emerging Markets Index ETF commenced operations on December 6, 2023.

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
May 31, 2024*
(Unaudited)
FROM OPERATIONS:
Net investment income	$54,937
Net realized loss on investment transactions	(3,358)
Net change in unrealized appreciation (depreciation) on investments	215,421
Net increase in net assets resulting from operations	267,000

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(49,035)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	7,521,514
Transaction Fees (Note 5)	7,000
Net increase in net assets from shares of beneficial interest	7,528,514

TOTAL INCREASE IN NET ASSETS	7,746,479

NET ASSETS:
Beginning of Period	—
End of Period	$7,746,479

SHARE ACTIVITY
Shares Sold	290,000
Net increase in shares of beneficial interest outstanding	290,000

*	The National Security Emerging Markets Index ETF commenced operations on December 6, 2023.

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	For the
	Period Ended
	May 31, 2024 *
	(Unaudited)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (1)	0.31
Net realized and unrealized gain on investments	1.64
Total from investment operations	1.95
Less distributions from:
Net investment income	(0.24)
Net asset value, end of period	$26.71
Market price, end of period	$26.75
Total return (2)	7.81	% (3)
Net assets, end of period (000s)	$7,746
Ratio of gross expenses to average net assets	0.75	% (4)
Ratio of net expenses to average net assets	0.75	% (4)
Ratio of net investment income to average net assets	2.43	% (4)
Portfolio Turnover Rate (5)	9	% (3)

*	The National Security Emerging Markets ETF commenced operations on December 6, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

See accompanying notes to financial statements.

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2024

1.	ORGANIZATION

The National Security Emerging Markets Index ETF (the “Fund”) is a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks to track the results, before fees and expenses, of the Alerian National Security Emerging Markets Index (the “Index”). The Fund invests at least 80% of its total assets in component securities of the Index. The Index consists of stocks listed on globally recognized stock exchanges that excludes companies benefiting end-users that, in the view of the sponsor of the Fund, National Security Index, LLC (the “Sponsor”) pose a threat to the national security interests of the United States. The Fund commenced operations on December 6, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Security Valuation – The Fund records its investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value per share (“NAV”) is determined may use alternative market prices provided by a pricing service.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective NAV as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the last reported sale price or official closing price. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the NAV. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
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third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
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The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2024 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$7,362,604	$—	$—	$7,362,604
Total	$7,362,604	$—	$—	$7,362,604

The Fund did not hold any Level 2 or 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least semi-annually for the Fund. Distributable net realized capital gains, if any, are declared and distributed annually for the Fund. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or NAV per share of the Fund.

Federal Income Tax – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position and has concluded that no liability for unrecognized tax benefits is expected to be taken on the Fund’s November 30, 2024 year-end tax return. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund make significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. During the period ended May 31, 2024, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which there is a reasonable possibility that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2024

these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

PRINCIPAL INVESTMENT RISKS:

Currency Exchange Rate Risk – To the extent the Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Emerging Markets Risk – The Fund may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

3.	INVESTMENT TRANSACTIONS

For the period ended May 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than in-kind transactions, short-term investments and U.S. government securities, amounted to the following:

Fund	Purchases	Sales
National Security Emerging Markets Index ETF	$1,170,171	$397,786

For the period ended May 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to the following:

Fund	Purchases	Sales
National Security Emerging Markets Index ETF	$6,377,920	$—

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Tuttle Capital Management, LLC, is the investment adviser for the Fund (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2024

average daily net assets for the Fund. For the period ended May 31, 2024, the Fund incurred $16,878 in advisory fees.

Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund. The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the1940 Act.

No distribution or service fees are currently paid by the Fund and will not be paid by the Fund unless authorized by the Board of Trustees.

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and independent Trustees’ fees, but not any front-end or contingent deferred loads; brokerage fees and commissions; any Rule 12b-l fees; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)). The Adviser, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Ultimus Fund Services, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

Each Trustee who is not affiliated with the Trust (“Independent Trustees”) or an adviser receives quarterly fees. For the period ended May 31, 2024, the Independent Trustees received fees in the amount of $5,320, paid by the Adviser.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund generally imposes transaction fees on purchases and redemptions of

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2024

the Fund’s shares to cover the custodial and other costs incurred by the Fund in effecting trades, which is payable to the custodian (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$1,000	2.00%

*	As a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION - TAX BASIS

At May 31, 2024, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	Depreciation
$7,147,183	$585,511	$(370,090)	$215,421

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 833-906-5569 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

ADVISER
Tuttle Capital Management, LLC 155 Lockwood Road
Riverside, CT 06878

ADMINISTRATOR
Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	8/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	8/5/24

By (Signature and Title)
/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	8/5/24